Amplify Cash Flow Dividend Leaders ETF
Schedule of Investments
December 31, 2025 (Unaudited)

COMMON STOCKS - 98.9%	Shares	Value
Communication Services - 15.5%
AT&T, Inc.	17,515	$435,072
Comcast Corp. - Class A	17,835	533,088
Fox Corp. - Class A	5,671	414,380
Match Group, Inc.	14,548	469,755
Nexstar Media Group, Inc.	2,994	607,932
Omnicom Group, Inc.	6,352	512,924
T-Mobile US, Inc.	1,876	380,903
Verizon Communications, Inc.	11,166	454,791
		3,808,845

Consumer Discretionary - 15.6%
Abercrombie & Fitch Co. - Class A (a)	4,594	578,247
BorgWarner, Inc.	11,301	509,223
Crocs, Inc. (a)	5,643	482,589
Expedia Group, Inc.	1,758	498,059
Gap, Inc.	18,430	471,808
Gentex Corp.	14,405	335,204
Lear Corp.	4,410	505,386
LKQ Corp.	14,913	450,373
		3,830,889

Consumer Staples - 2.0%
Molson Coors Beverage Co. - Class B	10,497	490,000

Energy - 16.1%
Chord Energy Corp.	4,869	451,356
Coterra Energy, Inc.	18,130	477,182
EQT Corp.	10,740	575,664
Magnolia Oil & Gas Corp. - Class A	19,598	429,000
Matador Resources Co.	13,438	570,309
Ovintiv, Inc.	11,806	462,677
Range Resources Corp.	16,487	581,332
SLB Ltd.	10,719	411,395
		3,958,915

Financials - 5.7%
Global Payments, Inc.	6,121	473,765
PayPal Holdings, Inc.	8,041	469,434
WEX, Inc. (a)	3,179	473,607
		1,416,806

Health Care - 4.3%
Merck & Co., Inc.	6,298	662,928
Zimmer Biomet Holdings, Inc.	4,572	411,114
		1,074,042

Industrials - 17.1%
Delta Air Lines, Inc.	8,791	610,095
FedEx Corp.	2,162	624,515
Fortune Brands Innovations, Inc.	7,182	359,244
Genpact Ltd.	13,262	620,396
Leidos Holdings, Inc.	3,265	589,006
Oshkosh Corp.	2,985	375,006
Owens Corning	5,319	595,249
Textron, Inc.	4,891	426,349
		4,199,860

Information Technology - 13.1%
Cognizant Technology Solutions Corp. - Class A	7,387	613,121
Dropbox, Inc. - Class A (a)	18,083	502,707
NetApp, Inc.	2,991	320,306
QUALCOMM, Inc.	3,373	576,952
Salesforce, Inc.	1,340	354,980
Skyworks Solutions, Inc.	6,632	420,535
Vontier Corp.	11,639	432,738
		3,221,339

Materials - 7.1%
Celanese Corp.	11,369	480,681
CF Industries Holdings, Inc.	6,463	499,849
Crown Holdings, Inc.	3,721	383,151
Sealed Air Corp.	9,455	391,721
		1,755,402

Utilities - 2.4%
NRG Energy, Inc.	3,655	582,022
TOTAL COMMON STOCKS (Cost $23,951,166)		24,338,120

SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS - 1.0%	Shares	Value
Invesco Government & Agency Portfolio - Institutional Class, 3.68% (b)	253,042	253,042
TOTAL MONEY MARKET FUNDS (Cost $253,042)		253,042

TOTAL INVESTMENTS - 99.9% (Cost $24,204,208)		24,591,162
Other Assets in Excess of Liabilities - 0.1%		17,179
TOTAL NET ASSETS - 100.0%		$24,608,341

Percentages are stated as a percent of net assets.

The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

(a)	Non-income producing security.
(b)	The rate shown represents the 7-day annualized yield as of December 31, 2025.

Summary of Fair Value Disclosure as of December 31, 2025 (Unaudited)

Amplify Cash Flow Dividend Leaders ETF (the "Fund") has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of December 31, 2025:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$24,338,120	$–	$–	$24,338,120
Money Market Funds	253,042	–	–	253,042
Total Investments	$24,591,162	$–	$–	$24,591,162

Refer to the Schedule of Investments for further disaggregation of investment categories.